Warrant Liabilities (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares	Apr. 14, 2021 $ / shares
Warrant Liabilities
Public warrants expire		5 years
Repurchase of equity percentage		60
Trading days		10 days
Warrants outstanding | shares	26,666,666	26,666,666	0
Series of individually immaterial business acquisitions
Warrant Liabilities
Issue price		$ 9.20
Business combination		$ 9.20
Maximum
Warrant Liabilities
Repurchase of equity percentage		115
Class A common stock equals or exceeds $18.00
Warrant Liabilities
Price per share		$ 18.00
Written notice period for redemption of warrant		30 days
Class A common stock equals or exceeds $18.00 | Minimum
Warrant Liabilities
Trading days		20 days
Class A common stock equals or exceeds $10.00
Warrant Liabilities
Agreements to repurchase interest rate		180.00%
Price per share		$ 10.00
Share price		$ 0.10
Class A common stock equals or exceeds $10.00 | Minimum
Warrant Liabilities
Trading days		30 days
Warrant agreement alternative issuance provision		70.00%
Class A common stock equals or exceeds $10.00 | Maximum
Warrant Liabilities
Trading days		30 days
Class A common stock
Warrant Liabilities
Class A common stock		20 days
Redemption price per share		$ 10.00
Threshold period for registered holder of the warrant to exercise warrant, following the public disclosure of the consummation of such Business Combination	30 days
Class A common stock | Minimum
Warrant Liabilities
Threshold period for registered holder of the warrant to exercise warrant, following the public disclosure of the consummation of such Business Combination		30 days
Public Warrants
Warrant Liabilities
Public Warrants exercisable term after the completion of a business combination	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months
Public Warrants expiration term	5 years
Threshold period for filling registration statement after business combination	15 days
Maximum threshold period for registration statement to become effective after business combination	60 days
Warrants outstanding | shares	14,166,666	14,166,666
Public Warrants | Redemption of Warrants When the Price per Class A Common Stock Equals or Exceeds $18.00 [Member]
Warrant Liabilities
Price per share	$ 18.00
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days
Public Warrants | Redemption of Warrants When the Price per Class A Common Stock Equals or Exceeds $10.00 [Member]
Warrant Liabilities
Price per share	$ 10.00
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	180.00%
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10
Minimum threshold written notice period for redemption of public warrants	30 days
Public Warrants | Class A common stock equals or exceeds $18.00
Warrant Liabilities
Share price		$ 0.01
Public Warrants | Class A common stock
Warrant Liabilities
Share price	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%
Threshold trading days for calculating market value	20 days
Private warrants
Warrant Liabilities
Warrants outstanding | shares	12,500,000	12,500,000
Warrant
Warrant Liabilities
Public warrants exercisable period		30 days
Over-allotment option
Warrant Liabilities
Price per share				$ 10.00
Warrants outstanding | shares	266,666	266,666